Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited)

Credit Linked Notes — 2.6%
Security	Principal Amount (000's omitted)		Value
Egypt — 2.5%
Absa Bank Ltd. (Arab Republic of Egypt):
0.00%, 2/19/26(1)	EGP	354,350	$ 7,510,389
0.00%, 4/16/26(1)	EGP	48,175	982,452
0.00%, 4/23/26(1)	EGP	345,825	7,020,688
0.00%, 5/7/26(1)	EGP	180,000	3,623,305
0.00%, 7/9/26(1)	EGP	270,000	5,219,542
0.00%, 8/20/26(1)	EGP	389,400	7,360,615
0.00%, 10/15/26(1)	EGP	48,175	883,598
0.00%, 10/22/26(1)	EGP	426,500	7,794,724
0.00%, 11/5/26(1)	EGP	196,875	3,572,636
			$ 43,967,949
South Africa — 0.1%
Absa Bank Ltd. (United Republic of Tanzania):
13.50%, 8/2/35(2)	TZS	3,104,000	$ 1,369,927
13.75%, 9/27/50(2)	TZS	1,044,300	426,595
			$ 1,796,522
Total Credit Linked Notes (identified cost $45,244,523)			$ 45,764,471

Foreign Corporate Bonds — 4.4%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.5%
Simpar Finance SARL, 10.75%, 2/12/28(3)	BRL	53,195	$ 8,288,424
			$ 8,288,424
Colombia — 0.2%
Patrimonio Autonomo Union Del Sur, 6.66%, 2/28/41(4)	COP	18,050,431	$ 4,443,165
			$ 4,443,165
Georgia — 0.1%
TBC Bank Group PLC, 22.00%, 6/5/28(4)	UZS	30,470,000	$ 2,504,863
			$ 2,504,863
Security	Principal Amount (000's omitted)		Value
Kazakhstan — 0.2%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(4)	KZT	2,076,500	$ 3,971,130
			$ 3,971,130
Peru — 0.2%
Integratel Peru SAA, 7.375%, 4/10/27(4)(5)	PEN	24,500	$ 2,690,230
			$ 2,690,230
Supranational — 0.6%
Asian Development Bank, 14.50%, 6/26/28	UZS	14,946,700	$ 1,254,482
Corp. Andina de Fomento:
7.50%, 4/4/34(3)	INR	272,000	2,913,871
8.25%, 4/26/34	INR	221,000	2,469,338
European Bank for Reconstruction & Development:
17.20%, 4/9/26(3)	USD	2,100	2,184,435
17.35%, 3/1/27(3)	USD	909	935,874
			$ 9,758,000
Uzbekistan — 2.1%
Ipoteka-Bank ATIB:
17.50%, 10/9/28(3)	UZS	31,300,000	$ 2,595,197
20.50%, 4/25/27(3)	UZS	25,170,000	2,158,432
JSCB Agrobank, 20.75%, 9/15/28	UZS	177,800,000	14,885,556
Uzbek Industrial & Construction Bank ATB:
19.95%, 4/25/28(3)	UZS	42,550,000	3,717,505
21.00%, 7/24/27(3)	UZS	155,110,000	13,642,544
			$ 36,999,234
Venezuela — 0.5%
Petroleos de Venezuela SA:
5.375%, 4/12/27(3)(5)	USD	3,858	$ 1,128,553
6.00%, 10/28/22(3)(5)	USD	532	145,130
6.00%, 5/16/24(3)(5)	USD	5,307	1,621,162
6.00%, 11/15/26(3)(5)	USD	12,194	3,688,618
9.00%, 11/17/21(3)(5)	USD	1,706	614,160
9.75%, 5/17/35(3)(5)	USD	2,498	930,579
12.75%, 2/17/22(3)(5)	USD	1,946	753,025
			$ 8,881,227
Total Foreign Corporate Bonds (identified cost $77,497,046)			$ 77,536,273

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Loan Participation Notes — 0.4%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.4%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(3)(6)(7)	UZS	84,113,385	$ 6,898,914
Total Loan Participation Notes (identified cost $7,179,996)			$ 6,898,914

Sovereign Government Bonds — 58.7%
Security	Principal Amount (000's omitted)		Value
Albania — 1.5%
Albanian Government Bonds:
3.70%, 1/10/28	ALL	16,000	$ 197,268
3.90%, 1/22/30	ALL	79,200	980,336
4.05%, 2/7/32	ALL	106,400	1,327,833
4.30%, 7/10/27	ALL	383,300	4,754,289
4.70%, 2/23/27	ALL	91,000	1,129,661
4.95%, 7/22/29	ALL	699,000	8,991,547
5.25%, 1/26/29	ALL	567,800	7,354,708
5.59%, 2/19/40	ALL	40,900	552,818
6.13%, 7/25/34	ALL	38,700	516,546
			$ 25,805,006
Angola — 1.0%
Angola Government International Bonds:
9.125%, 11/26/49(3)	USD	1,958	$ 1,699,084
9.244%, 1/15/31(3)	USD	3,390	3,415,504
9.375%, 5/8/48(3)	USD	3,071	2,740,619
9.875%, 10/15/35(3)	USD	9,041	9,109,359
			$ 16,964,566
Armenia — 1.8%
Republic of Armenia Treasury Bonds:
8.60%, 4/29/30	AMD	803,605	$ 2,183,960
9.00%, 4/29/26	AMD	212,760	564,497
9.00%, 10/29/35	AMD	4,207,412	11,614,249
9.60%, 10/29/33	AMD	4,512,022	12,893,670
9.75%, 10/29/50	AMD	792,413	2,294,980
9.75%, 10/29/52	AMD	862,400	2,487,008
			$ 32,038,364
Security	Principal Amount (000's omitted)		Value
Benin — 0.3%
Benin Government International Bonds:
6.875%, 1/19/52(3)	EUR	1,754	$ 1,922,364
7.96%, 2/13/38(3)	USD	2,194	2,293,825
Benin Sukuk SA, 6.20%, 1/29/33(4)	USD	200	199,135
			$ 4,415,324
Bosnia and Herzegovina — 0.0%†
Republic of Srpska Treasury Bonds:
1.50%, 9/25/26	BAM	36	$ 21,729
1.50%, 9/26/27	BAM	22	12,792
			$ 34,521
Brazil — 2.3%
Brazil Letras do Tesouro Nacional, 0.00%, 7/1/26	BRL	124,000	$ 22,331,883
Brazil Notas do Tesouro Nacional:
6.00%, 5/15/35(8)	BRL	17,675	14,185,314
10.00%, 1/1/27	BRL	22,375	4,143,990
			$ 40,661,187
Congo — 0.6%
Congolese International Bonds, 9.875%, 11/7/32(3)	USD	12,227	$ 11,409,274
			$ 11,409,274
Czech Republic — 0.3%
Czech Republic Government Bonds, 4.50%, 11/11/32	CZK	108,140	$ 5,403,495
			$ 5,403,495
Dominican Republic — 0.2%
Dominican Republic Bonds:
10.75%, 6/1/36(3)	DOP	23,100	$ 404,296
11.25%, 9/15/35(4)	DOP	112,750	2,022,762
11.25%, 9/15/35(3)	DOP	32,900	590,234
13.625%, 2/3/33(3)	DOP	14,000	273,406
			$ 3,290,698
Ecuador — 0.0%†
Ecuador Government International Bonds, 0.00%, 7/31/30(3)	USD	42	$ 35,805
			$ 35,805

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Egypt — 2.4%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	826,542	$ 18,198,074
24.458%, 10/1/27	EGP	1,122,526	24,492,323
			$ 42,690,397
Ethiopia — 0.8%
Ethiopia Government International Bonds:
6.625%, 12/11/24(3)(5)	USD	13,254	$ 14,061,169
6.625%, 12/11/24(4)(5)	USD	781	828,563
			$ 14,889,732
Gabon — 0.2%
Gabon Government International Bonds:
6.625%, 2/6/31(3)	USD	1,473	$ 1,259,287
7.00%, 11/24/31(3)	USD	690	579,351
9.50%, 2/18/29(3)	USD	1,728	1,630,746
			$ 3,469,384
Ghana — 0.1%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	1,770	$ 162,998
13.00%, 8/28/28	GHS	5,899	527,690
Republic of Ghana Government Bonds:
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	4,032	306,272
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	1,779	115,297
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	2,343	150,112
			$ 1,262,369
Guatemala — 0.1%
Guatemala Government International Bonds, 6.60%, 6/13/36(3)	USD	822	$ 880,551
			$ 880,551
Hungary — 2.1%
Hungary Government Bonds:
3.00%, 10/27/38	HUF	3,933,640	$ 8,377,772
3.00%, 4/25/41	HUF	2,663,240	5,303,327
4.00%, 4/28/51	HUF	845,620	1,673,172
7.00%, 10/24/35	HUF	6,835,490	21,924,237
			$ 37,278,508
India — 0.9%
India Government Bonds:
7.09%, 8/5/54	INR	228,900	$ 2,398,051
Security	Principal Amount (000's omitted)		Value
India (continued)
India Government Bonds: (continued)
7.24%, 8/18/55	INR	1,120,240	$ 12,071,617
7.30%, 6/19/53	INR	192,000	2,070,561
			$ 16,540,229
Indonesia — 4.7%
Indonesia Treasury Bonds:
6.375%, 4/15/32	IDR	50,050,000	$ 3,017,611
6.75%, 7/15/35	IDR	166,600,000	10,198,481
6.875%, 7/15/54	IDR	21,000,000	1,269,884
7.125%, 6/15/38	IDR	163,285,000	10,194,976
7.125%, 6/15/42	IDR	152,790,000	9,516,946
7.125%, 6/15/43	IDR	168,241,000	10,534,483
7.375%, 5/15/48	IDR	16,622,000	1,060,897
7.50%, 6/15/35	IDR	129,185,000	8,270,611
7.50%, 5/15/38	IDR	139,015,000	8,941,766
7.50%, 4/15/40	IDR	147,586,000	9,495,271
8.25%, 5/15/36	IDR	154,676,000	10,446,274
9.50%, 5/15/41	IDR	5,702,000	425,781
			$ 83,372,981
Jordan — 0.0%†
Jordan Government International Bonds, 7.375%, 10/10/47(3)	USD	497	$ 492,581
			$ 492,581
Kazakhstan — 1.5%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	1,234,276	$ 1,955,559
5.50%, 9/20/28	KZT	34,685	53,530
5.50%, 4/24/32	KZT	565,995	682,615
7.22%, 12/10/28	KZT	377,330	599,276
7.68%, 8/13/29	KZT	490,529	756,693
8.44%, 5/10/31	KZT	207,531	305,088
8.66%, 4/4/33	KZT	2,905,555	4,059,631
10.55%, 7/28/29	KZT	1,782,069	3,007,360
10.69%, 8/23/33	KZT	399,269	618,247
14.00%, 5/12/31	KZT	2,398,144	4,416,890
14.00%, 5/19/32	KZT	52,027	95,804
14.00%, 2/13/35	KZT	2,346,899	4,260,397
14.45%, 6/5/33	KZT	186,299	347,505
14.50%, 3/6/34	KZT	75,467	140,864
14.60%, 3/6/32	KZT	36,548	69,001

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Kazakhstan (continued)
Kazakhstan Government Bonds: (continued)
16.95%, 10/9/30	KZT	2,713,728	$ 5,513,342
			$ 26,881,802
Lebanon — 0.5%
Lebanon Government International Bonds:
5.80%, 4/14/20(3)(5)	USD	4,141	$ 1,213,365
6.00%, 1/27/23(3)(5)	USD	1,912	561,578
6.10%, 10/4/22(3)(5)	USD	4,869	1,426,861
6.15%, 6/19/20(3)(5)	USD	1,043	304,947
6.20%, 2/26/25(3)(5)	USD	995	293,419
6.25%, 5/27/22(3)(5)	USD	526	153,434
6.25%, 11/4/24(3)(5)	USD	961	282,075
6.25%, 6/12/25(3)(5)	USD	561	165,215
6.375%, 3/9/20(3)(5)	USD	2,062	606,305
6.40%, 5/26/23(3)(5)	USD	6,373	1,875,096
6.60%, 11/27/26(3)(5)	USD	285	83,624
6.65%, 4/22/24(3)(5)	USD	1,461	426,886
6.65%, 11/3/28(3)(5)	USD	369	109,034
6.65%, 2/26/30(3)(5)	USD	8	2,360
6.75%, 11/29/27(3)(5)	USD	571	168,890
6.85%, 3/23/27(3)(5)	USD	477	140,014
6.85%, 5/25/29(3)(5)	USD	926	274,710
7.00%, 12/3/24(3)(5)	USD	13	3,832
7.00%, 3/20/28(3)(5)	USD	1,504	444,244
7.00%, 4/22/31(3)(5)	USD	53	15,539
7.00%, 3/23/32(3)(5)	USD	633	189,773
7.05%, 11/2/35(3)(5)	USD	15	4,463
7.25%, 3/23/37(3)(5)	USD	547	163,294
8.20%, 5/17/33(3)(5)	USD	15	4,451
8.25%, 4/12/21(3)(5)	USD	1,657	495,029
			$ 9,408,438
Malaysia — 0.3%
Malaysia Government Bonds, 3.757%, 5/22/40	MYR	17,415	$ 4,401,307
			$ 4,401,307
Mexico — 8.3%
Mexican Bonos:
7.50%, 5/26/33	MXN	161,360	$ 8,725,172
7.75%, 5/29/31	MXN	48,449	2,708,307
7.75%, 11/23/34	MXN	577,544	31,218,724
7.75%, 11/13/42	MXN	318,000	15,898,790
8.00%, 2/21/36	MXN	59,000	3,189,160
Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Mexican Bonos: (continued)
8.00%, 7/31/53	MXN	201,119	$ 10,063,791
8.50%, 3/2/28	MXN	400,000	23,316,320
8.50%, 11/18/38	MXN	622,879	34,195,820
8.50%, 11/18/38	MXN	298,029	16,361,708
			$ 145,677,792
Mongolia — 0.1%
Mongolia Government International Bonds:
6.625%, 2/25/30(4)	USD	200	$ 208,348
6.625%, 2/25/30(3)	USD	2,000	2,083,480
			$ 2,291,828
Montenegro — 0.4%
Montenegro Government International Bonds, 4.875%, 4/1/32(3)	EUR	5,762	$ 7,030,196
			$ 7,030,196
Nigeria — 0.6%
Nigeria Government Bonds:
17.95%, 6/25/32	NGN	10,975,700	$ 8,084,840
18.50%, 2/21/31	NGN	1,134,374	857,142
19.00%, 2/21/34	NGN	3,162,561	2,476,697
			$ 11,418,679
Paraguay — 0.8%
Paraguay Government International Bonds:
7.90%, 2/9/31(4)	PYG	74,301,000	$ 10,894,796
7.90%, 2/9/31(3)	PYG	16,011,000	2,347,702
8.50%, 3/4/35(4)	PYG	10,265,000	1,518,670
			$ 14,761,168
Peru — 2.6%
Peru Government Bonds:
5.35%, 8/12/40	PEN	6,235	$ 1,658,654
5.40%, 8/12/34	PEN	58,352	17,346,192
6.85%, 8/12/35(3)(4)	PEN	40,841	13,064,334
6.90%, 8/12/37	PEN	20,770	6,504,997
7.60%, 8/12/39(3)(4)	PEN	19,620	6,415,213
			$ 44,989,390

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Poland — 2.0%
Republic of Poland Government Bonds, 2.00%, 8/25/36(8)	PLN	133,795	$ 34,897,730
			$ 34,897,730
Romania — 4.0%
Romania Government Bonds:
2.50%, 10/25/27	RON	70,650	$ 15,526,238
3.25%, 6/24/26	RON	57,650	13,286,720
4.15%, 1/26/28	RON	21,190	4,764,341
4.25%, 4/28/36	RON	57,850	11,147,871
4.85%, 4/22/26	RON	32,030	7,438,129
5.80%, 7/26/27	RON	16,020	3,717,803
6.70%, 2/25/32	RON	17,950	4,229,119
6.75%, 4/25/35	RON	10,100	2,369,378
7.90%, 2/24/38	RON	4,500	1,151,145
8.25%, 9/29/32	RON	19,100	4,856,729
8.75%, 10/30/28	RON	6,025	1,494,154
			$ 69,981,627
Serbia — 0.9%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	255,910	$ 2,542,790
7.00%, 10/26/31	RSD	1,119,510	12,564,127
			$ 15,106,917
South Africa — 9.8%
Republic of South Africa Government Bonds:
8.00%, 1/31/30	ZAR	201,829	$ 12,847,318
8.25%, 3/31/32	ZAR	261,204	16,643,246
8.50%, 1/31/37	ZAR	249,325	15,574,267
8.75%, 1/31/44	ZAR	420,507	25,645,627
8.75%, 2/28/48	ZAR	117,694	7,199,483
8.875%, 2/28/35	ZAR	766,296	50,042,460
9.00%, 1/31/40	ZAR	557,588	35,383,662
10.00%, 3/31/33	ZAR	131,100	9,058,557
			$ 172,394,620
Sri Lanka — 1.1%
Sri Lanka Government Bonds:
9.00%, 6/1/33	LKR	110,000	$ 327,811
9.00%, 11/1/33	LKR	161,000	477,321
9.75%, 7/1/30	LKR	1,365,000	4,432,011
10.25%, 9/15/34	LKR	1,018,000	3,179,854
10.35%, 10/15/29	LKR	60,000	198,767
Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government Bonds: (continued)
11.00%, 10/15/28	LKR	1,320,000	$ 4,453,006
11.00%, 9/15/29	LKR	90,000	303,648
11.00%, 12/15/29	LKR	759,000	2,565,175
11.00%, 5/15/30	LKR	27,000	91,396
11.00%, 10/15/30	LKR	531,000	1,799,862
11.25%, 3/15/31	LKR	25,000	85,096
11.50%, 12/15/32	LKR	591,000	2,020,842
			$ 19,934,789
Suriname — 0.8%
Suriname Government International Bonds:
7.70%, 11/6/30(4)	USD	2,570	$ 2,663,163
8.50%, 11/6/35(4)	USD	9,993	10,779,549
			$ 13,442,712
Thailand — 0.9%
Thailand Government Bonds:
3.30%, 6/17/38	THB	383,618	$ 13,617,457
3.35%, 6/17/33	THB	60,000	2,122,548
			$ 15,740,005
Tunisia — 0.0%†
Tunisian Republic, 4.30%, 8/2/30	JPY	10,000	$ 58,501
			$ 58,501
Turkey — 1.4%
Turkiye Government Bonds:
17.30%, 7/19/28	TRY	200,000	$ 3,612,031
17.80%, 7/13/33	TRY	10,000	161,211
26.20%, 10/5/33	TRY	504,548	10,902,428
27.70%, 9/27/34	TRY	273,038	6,281,880
30.00%, 9/12/29	TRY	69,266	1,572,953
31.08%, 11/8/28	TRY	10,000	230,208
38.39%, 6/16/27(9)	TRY	80,650	1,909,758
			$ 24,670,469
Uganda — 1.4%
Republic of Uganda Government Bonds:
14.25%, 6/22/34	UGX	167,700	$ 44,495
14.375%, 2/3/33	UGX	1,352,400	365,077
15.00%, 6/18/43	UGX	7,004,900	1,841,255
15.80%, 6/23/39	UGX	60,290,500	16,832,943

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Uganda (continued)
Republic of Uganda Government Bonds: (continued)
16.25%, 11/8/35	UGX	20,683,000	$ 6,008,487
			$ 25,092,257
Ukraine — 0.3%
Ukraine Government International Bonds, 4.00% to 2/1/27, 2/1/32(3)(10)	USD	6,373	$ 5,088,345
			$ 5,088,345
Uruguay — 0.0%†
Uruguay Government Bonds:
3.40%, 5/16/45	UYU	14,035	$ 373,716
3.875%, 7/2/40(8)	UYU	9,027	251,676
			$ 625,392
Uzbekistan — 0.4%
National Bank of Uzbekistan, 19.875%, 7/5/27(3)	UZS	50,140,000	$ 4,250,698
Republic of Uzbekistan Bonds, 15.50%, 2/25/28(3)	UZS	24,000,000	2,061,800
			$ 6,312,498
Venezuela — 0.6%
Venezuela Government International Bonds:
6.00%, 12/9/20(3)(5)	USD	638	$ 210,439
7.00%, 3/31/38(3)(5)	USD	300	115,530
7.65%, 4/21/25(3)(5)	USD	3,088	1,135,149
7.75%, 10/13/19(3)(5)	USD	1,450	507,680
8.25%, 10/13/24(3)(5)	USD	4,549	1,683,400
9.00%, 5/7/23(3)(5)	USD	2,110	812,715
9.25%, 9/15/27(5)	USD	5,764	2,493,506
9.25%, 5/7/28(3)(5)	USD	4,134	1,685,100
9.375%, 1/13/34(5)	USD	335	145,759
11.75%, 10/21/26(3)(5)	USD	1,198	533,185
11.95%, 8/5/31(3)(5)	USD	936	414,229
12.75%, 8/23/22(3)(5)	USD	751	336,192
			$ 10,072,884
Zambia — 0.7%
Zambia Government Bonds:
16.00%, 10/27/28	ZMW	10,300	$ 530,816
16.00%, 11/24/28	ZMW	6,437	331,447
16.10%, 1/26/31	ZMW	12,875	657,989
16.49%, 11/24/30	ZMW	14,805	766,481
16.85%, 1/26/33	ZMW	19,092	975,731
16.95%, 12/22/32	ZMW	13,125	680,390
Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government Bonds: (continued)
17.00%, 11/24/32	ZMW	17,381	$ 893,436
17.19%, 1/26/36	ZMW	31,968	1,633,794
17.50%, 11/24/35	ZMW	20,599	1,064,434
17.50%, 12/22/35	ZMW	14,625	755,334
18.79%, 1/26/41	ZMW	12,876	658,357
18.99%, 10/27/40	ZMW	12,701	656,163
18.99%, 11/24/40	ZMW	19,312	997,035
19.00%, 6/23/35	ZMW	6,437	348,738
19.00%, 8/18/35	ZMW	6,437	349,679
19.00%, 9/29/35	ZMW	2,253	122,555
22.50%, 11/25/34	ZMW	5,794	370,538
			$ 11,792,917
Total Sovereign Government Bonds (identified cost $961,319,748)			$1,033,007,235

Short-Term Investments — 31.8%
Affiliated Fund — 14.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(11)	263,110,541	$ 263,110,541
Total Affiliated Fund (identified cost $263,110,541)		$ 263,110,541

Sovereign Government Securities — 8.3%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills:
0.00%, 3/12/26	ALL	49,300	$ 603,090
0.00%, 1/28/27	ALL	174,740	2,071,826
			$ 2,674,916
Egypt — 3.1%
Egypt Treasury Bills:
0.00%, 2/17/26	EGP	100,250	$ 2,124,782
0.00%, 3/24/26	EGP	319,600	6,599,400
0.00%, 3/31/26	EGP	197,350	4,066,820
0.00%, 5/12/26	EGP	116,175	2,327,983
0.00%, 6/16/26	EGP	79,475	1,557,093

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Treasury Bills: (continued)
0.00%, 6/23/26	EGP	187,725	$ 3,661,491
0.00%, 7/7/26	EGP	1,313,850	25,398,873
0.00%, 10/27/26	EGP	441,200	8,034,425
			$ 53,770,867
Kazakhstan — 0.5%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	4,778,855	$ 9,061,145
			$ 9,061,145
Nigeria — 4.5%
Nigeria OMO Bills:
0.00%, 2/3/26	NGN	2,251,986	$ 1,623,068
0.00%, 2/17/26	NGN	4,189,202	3,008,540
0.00%, 3/10/26	NGN	9,329,000	6,592,226
0.00%, 3/17/26	NGN	268,468	188,926
0.00%, 3/24/26	NGN	11,291,908	7,914,102
0.00%, 4/7/26	NGN	1,340,468	935,080
0.00%, 4/21/26	NGN	8,534,178	5,908,389
0.00%, 4/28/26	NGN	14,516,497	10,013,294
0.00%, 5/5/26	NGN	8,318,696	5,716,169
0.00%, 5/12/26	NGN	2,271,489	1,554,773
0.00%, 5/19/26	NGN	2,133,950	1,454,982
0.00%, 5/26/26	NGN	2,799,884	1,901,698
0.00%, 6/2/26	NGN	579,080	390,583
0.00%, 6/23/26	NGN	12,016,153	8,038,673
0.00%, 6/30/26	NGN	13,786,625	9,188,765
0.00%, 7/7/26	NGN	1,887,648	1,253,460
0.00%, 7/10/26	NGN	590,704	392,304
0.00%, 7/14/26	NGN	1,205,450	797,521
0.00%, 7/28/26	NGN	2,299,810	1,510,473
0.00%, 8/11/26	NGN	2,134,003	1,391,906
0.00%, 9/22/26	NGN	2,134,003	1,361,786
0.00%, 1/12/27	NGN	11,942,405	7,240,044
			$ 78,376,762
Uruguay — 0.1%
Uruguay Monetary Regulation Bills:
0.00%, 3/6/26	UYU	17,818	$ 456,735
0.00%, 3/25/26	UYU	58,777	1,501,597
			$ 1,958,332
Total Sovereign Government Securities (identified cost $140,738,389)			$ 145,842,022

U.S. Treasury Obligations — 8.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/5/26(12)	$14,000	$ 13,995,815
0.00%, 2/12/26(12)	6,500	6,493,522
0.00%, 2/26/26(12)	73,000	72,824,151
0.00%, 3/5/26(12)	8,000	7,975,208
0.00%, 3/19/26	25,000	24,886,880
0.00%, 3/26/26(12)	25,000	24,869,219
Total U.S. Treasury Obligations (identified cost $151,042,496)		$ 151,044,795
Total Short-Term Investments (identified cost $554,891,426)		$ 559,997,358

Total Purchased Options — 0.1% (identified cost $2,030,655)	$ 1,167,899
Total Investments — 98.0% (identified cost $1,648,163,394)	$1,724,372,150
Total Written Options — (0.1)% (premiums received $1,276,144)	$ (971,435)
Other Assets, Less Liabilities — 2.1%	$ 36,721,587
Net Assets — 100.0%	$1,760,122,302
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security whose performance is linked to the price of an underlying security issued by the Arab Republic of Egypt. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(2)	Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of these securities is $164,197,703 or 9.3% of the Portfolio's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $62,203,921 or 3.5% of the Portfolio's net assets.

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

(5)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(6)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(7)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(10)	Step coupon security. Interest rate represents the rate in effect at January 31, 2026.
(11)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.
(12)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put COP	Barclays Bank PLC	USD	10,105,000	COP	4,000.00	2/13/26	$ 2,890
Call USD vs. Put COP	Barclays Bank PLC	USD	11,715,000	COP	4,000.00	2/17/26	5,401
Call USD vs. Put INR	BNP Paribas	USD	13,000,000	INR	91.00	2/20/26	139,204
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	3,000,000	INR	91.00	2/25/26	33,507
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	4,686,000	INR	88.86	4/21/26	177,075
Call USD vs. Put INR	Standard Chartered Bank	USD	5,378,000	INR	91.00	2/23/26	58,475
Put USD vs. Call CNH	Bank of America, N.A.	USD	38,000,000	CNH	6.95	4/1/26	194,636
Put USD vs. Call CNH	Bank of America, N.A.	USD	3,230,000	CNH	6.90	4/28/26	10,591
Put USD vs. Call CNH	BNP Paribas	USD	5,700,000	CNH	6.95	4/14/26	30,911
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	39,150,000	CNH	6.95	4/1/26	200,526
Put USD vs. Call CNH	Standard Chartered Bank	USD	32,800,000	CNH	6.95	4/1/26	168,002
Put USD vs. Call INR	Citibank, N.A.	USD	5,100,000	INR	87.00	2/18/26	5
Put USD vs. Call INR	Citibank, N.A.	USD	10,772,000	INR	89.13	4/15/26	8,273
Put USD vs. Call INR	Deutsche Bank AG	USD	10,772,000	INR	89.23	4/15/26	9,005
Put USD vs. Call INR	Deutsche Bank AG	USD	10,770,000	INR	88.73	4/22/26	6,580
Put USD vs. Call INR	Goldman Sachs International	USD	6,600,000	INR	87.00	2/5/26	7
Put USD vs. Call INR	Goldman Sachs International	USD	5,300,000	INR	87.00	2/9/26	5
Put USD vs. Call INR	Goldman Sachs International	USD	2,500,000	INR	87.00	2/10/26	3
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	2,700,000	INR	87.00	2/10/26	3
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	4,686,000	INR	88.86	4/21/26	3,116
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	24,100,000	INR	85.50	1/25/29	58,177
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,900,000	INR	85.50	1/25/29	31,141
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,500,000	INR	85.50	1/30/29	30,350
Put USD vs. Call INR	Nomura International PLC	USD	13,200,000	INR	87.00	2/10/26	13
Put USD vs. Call INR	Standard Chartered Bank	USD	670,000	INR	87.00	2/24/26	3
Total							$1,167,899
Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,387,000	BRL	7.00	7/12/27	$(256,361)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,110,000	BRL	7.00	7/14/27	(206,051)
Call USD vs. Put INR	Citibank, N.A.	USD	5,100,000	INR	91.00	2/18/26	(53,407)
Call USD vs. Put INR	Goldman Sachs International	USD	6,600,000	INR	91.00	2/5/26	(55,222)
Call USD vs. Put INR	Goldman Sachs International	USD	5,300,000	INR	91.00	2/9/26	(47,557)

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Written Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put INR	Goldman Sachs International	USD	2,500,000	INR	91.00	2/10/26	$ (22,870)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	2,700,000	INR	91.00	2/10/26	(24,700)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	4,686,000	INR	88.86	4/21/26	(177,074)
Call USD vs. Put INR	Nomura International PLC	USD	13,200,000	INR	91.00	2/10/26	(120,754)
Call USD vs. Put INR	Standard Chartered Bank	USD	670,000	INR	91.00	2/24/26	(7,385)
Put USD vs. Call INR	Citibank, N.A.	USD	5,100,000	INR	85.00	2/18/26	(5)
Put USD vs. Call INR	Goldman Sachs International	USD	6,600,000	INR	84.50	2/5/26	(7)
Put USD vs. Call INR	Goldman Sachs International	USD	5,300,000	INR	84.50	2/9/26	(5)
Put USD vs. Call INR	Goldman Sachs International	USD	2,500,000	INR	84.50	2/10/26	(2)
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	2,700,000	INR	84.50	2/10/26	(3)
Put USD vs. Call INR	Nomura International PLC	USD	13,200,000	INR	84.50	2/10/26	(13)
Put USD vs. Call INR	Standard Chartered Bank	USD	670,000	INR	84.50	2/24/26	(1)
Put USD vs. Call KRW	BNP Paribas SA	USD	12,700,000	KRW	1,310.00	2/5/26	(13)
Put USD vs. Call KRW	Standard Chartered Bank	USD	5,420,000	KRW	1,310.00	2/9/26	(5)
Total							$(971,435)
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,971,503	PEN	10,000,000	2/10/26	$ 4,232
USD	1,485,752	PEN	5,000,000	2/10/26	2,116
USD	2,919,403	CLP	2,586,000,000	2/20/26	(39,462)
USD	6,005,909	COP	22,360,000,000	2/20/26	(22,563)
USD	3,424,800	PEN	11,520,000	2/20/26	7,132
BRL	20,670,000	USD	3,773,736	3/2/26	129,922
BRL	541,693,555	USD	98,431,573	3/3/26	3,849,056
BRL	40,000,000	USD	7,333,663	3/3/26	218,993
BRL	22,460,000	USD	4,081,225	3/3/26	159,592
BRL	12,000,000	USD	2,208,385	3/3/26	57,412
BRL	6,000,000	USD	1,083,154	3/3/26	49,745
BRL	4,056,000	USD	744,166	3/3/26	21,674
BRL	19,918,000	USD	3,767,183	3/3/26	(6,338)
USD	10,542,983	BRL	57,165,000	3/3/26	(250,707)
USD	9,666,107	BRL	53,195,005	3/3/26	(377,982)
USD	15,384,924	BRL	84,440,000	3/3/26	(558,733)
CLP	30,221,505,847	USD	32,923,899	3/18/26	1,651,062
CLP	1,430,000,000	USD	1,613,493	3/18/26	22,501
CLP	991,800,000	USD	1,124,146	3/18/26	10,525
COP	229,169,162,187	USD	58,557,189	3/18/26	2,908,805
COP	31,352,000,000	USD	8,194,802	3/18/26	214,191
COP	11,800,000,000	USD	3,083,097	3/18/26	81,808
COP	80,962,000,000	USD	21,641,807	3/18/26	73,199
COP	2,933,928,427	USD	749,676	3/18/26	37,240

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
COP	5,170,000,000	USD	1,350,575	3/18/26	$ 36,083
COP	5,723,200,000	USD	1,500,085	3/18/26	34,948
COP	11,653,000,000	USD	3,126,106	3/18/26	(628)
COP	4,413,280,000	USD	1,198,231	3/18/26	(14,535)
COP	9,754,970,000	USD	2,639,610	3/18/26	(23,207)
EUR	224,760,453	USD	265,456,098	3/18/26	1,503,753
EUR	14,476,000	USD	16,987,731	3/18/26	206,178
EUR	3,700,000	USD	4,341,946	3/18/26	52,739
EUR	4,683,221	USD	5,531,176	3/18/26	31,333
EUR	872,395	USD	1,023,755	3/18/26	12,435
EUR	1,452,652	USD	1,715,673	3/18/26	9,719
EUR	777,985	USD	918,849	3/18/26	5,205
INR	800,000,000	USD	8,673,789	3/18/26	21,047
INR	160,000,000	USD	1,767,387	3/18/26	(28,420)
INR	240,000,000	USD	2,651,081	3/18/26	(42,630)
INR	260,000,000	USD	2,871,818	3/18/26	(45,996)
INR	259,797,363	USD	2,875,105	3/18/26	(51,486)
INR	389,000,000	USD	4,296,681	3/18/26	(68,817)
INR	388,663,537	USD	4,301,231	3/18/26	(77,024)
INR	658,000,000	USD	7,257,839	3/18/26	(106,336)
INR	1,100,000,000	USD	12,142,621	3/18/26	(187,221)
INR	2,419,000,000	USD	26,720,690	3/18/26	(429,680)
INR	3,922,000,000	USD	43,320,263	3/18/26	(693,830)
INR	3,921,640,000	USD	43,399,697	3/18/26	(777,176)
PEN	84,707,218	USD	25,073,176	3/18/26	44,007
PEN	9,410,000	USD	2,789,388	3/18/26	843
PEN	9,640,000	USD	2,860,789	3/18/26	(2,359)
PEN	6,100,000	USD	1,813,533	3/18/26	(4,776)
TWD	68,126,414	USD	2,178,651	3/18/26	(26,454)
TWD	77,672,682	USD	2,481,952	3/18/26	(28,176)
TWD	101,881,699	USD	3,251,890	3/18/26	(33,322)
TWD	80,253,723	USD	2,568,941	3/18/26	(33,628)
TWD	94,960,362	USD	3,035,623	3/18/26	(35,709)
TWD	94,960,210	USD	3,037,172	3/18/26	(37,262)
TWD	95,017,710	USD	3,040,080	3/18/26	(38,354)
TWD	108,227,200	USD	3,458,069	3/18/26	(39,039)
USD	157,082	CLP	144,188,976	3/18/26	(7,877)
USD	330,464	COP	1,293,302,166	3/18/26	(16,416)
USD	2,861,088	COP	11,197,140,625	3/18/26	(142,123)
USD	4,671,663	COP	18,283,000,000	3/18/26	(232,063)
USD	10,794,472	COP	42,245,200,000	3/18/26	(536,211)
USD	24,136,705	COP	94,461,306,000	3/18/26	(1,198,981)
USD	274,039	EUR	232,028	3/18/26	(1,552)
USD	589,613	EUR	499,222	3/18/26	(3,340)

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,553,031	EUR	2,161,639	3/18/26	$ (14,462)
USD	4,003,106	EUR	3,389,412	3/18/26	(22,677)
USD	7,173,851	EUR	6,074,066	3/18/26	(40,638)
USD	7,589,460	EUR	6,425,961	3/18/26	(42,993)
USD	7,615,583	EUR	6,448,079	3/18/26	(43,141)
USD	8,976,074	EUR	7,600,000	3/18/26	(50,848)
USD	24,500,310	EUR	20,744,300	3/18/26	(138,789)
USD	26,603,150	EUR	22,524,764	3/18/26	(150,701)
USD	29,921,320	EUR	25,334,243	3/18/26	(169,498)
USD	64,492,377	EUR	54,605,398	3/18/26	(365,336)
USD	16,158,310	INR	1,467,000,000	3/18/26	214,154
USD	833,141	INR	75,493,110	3/18/26	12,641
USD	938,721	INR	85,545,759	3/18/26	8,963
USD	473,273	INR	43,120,181	3/18/26	4,620
USD	23,188	INR	2,112,081	3/18/26	233
USD	7,128,431	PEN	24,000,000	3/18/26	12,008
USD	4,455,269	PEN	15,000,000	3/18/26	7,505
USD	3,564,533	PEN	12,000,000	3/18/26	6,321
USD	2,376,355	PEN	8,000,000	3/18/26	4,214
USD	1,485,090	PEN	5,000,000	3/18/26	2,502
USD	891,133	PEN	3,000,000	3/18/26	1,580
USD	8,303,234	PEN	28,000,000	3/18/26	741
USD	5,337,793	PEN	18,000,000	3/18/26	476
USD	1,779,265	PEN	6,000,000	3/18/26	159
USD	923,514	PEN	3,120,000	3/18/26	(1,621)
USD	3,168,303	PEN	10,703,795	3/18/26	(5,561)
USD	5,185,722	PEN	17,519,444	3/18/26	(9,102)
IDR	20,900,595,606	USD	1,236,502	3/25/26	8,041
IDR	18,001,779,000	USD	1,064,923	3/25/26	7,007
IDR	14,388,714,000	USD	851,116	3/25/26	5,671
IDR	14,403,596,000	USD	852,284	3/25/26	5,390
IDR	14,344,957,000	USD	848,904	3/25/26	5,278
IDR	10,812,074,000	USD	639,389	3/25/26	4,424
IDR	7,214,976,000	USD	426,710	3/25/26	2,912
IDR	7,190,714,000	USD	425,299	3/25/26	2,878
IDR	85,773,600,000	USD	5,112,144	3/25/26	(4,686)
IDR	50,683,000,000	USD	3,039,752	3/25/26	(21,792)
IDR	1,401,643,453,253	USD	84,049,522	3/25/26	(587,534)
USD	28,386,822	IDR	473,390,000,000	3/25/26	198,433
USD	17,138,529	IDR	285,784,975,226	3/25/26	121,233
USD	1,564,486	IDR	26,090,000,000	3/25/26	10,936
USD	944,375	IDR	15,747,444,608	3/25/26	6,680
USD	1,796,127	IDR	30,144,400,000	3/25/26	1,154
USD	3,141,519	IDR	52,755,723,390	3/25/26	137

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	5,835	IDR	98,838,000	3/25/26	$ (50)
USD	967,492	IDR	16,252,990,000	3/25/26	(306)
USD	2,067,296	IDR	34,728,500,000	3/25/26	(641)
USD	443,739	IDR	7,468,131,805	3/25/26	(957)
USD	443,582	IDR	7,471,604,660	3/25/26	(1,321)
USD	664,721	IDR	11,191,779,142	3/25/26	(1,702)
USD	1,201,934	IDR	20,216,654,956	3/25/26	(1,883)
USD	2,206,966	IDR	37,311,625,900	3/25/26	(14,785)
USD	2,154,638	IDR	36,447,855,900	3/25/26	(15,679)
USD	2,260,308	IDR	38,244,410,500	3/25/26	(16,986)
USD	3,918,134	IDR	66,228,218,700	3/25/26	(25,479)
USD	2,795,744	IDR	47,533,238,008	3/25/26	(34,661)
USD	4,668,650	IDR	79,070,591,000	3/25/26	(39,672)
USD	4,666,033	IDR	79,070,590,000	3/25/26	(42,289)
USD	6,776,025	IDR	114,896,981,000	3/25/26	(65,609)
BRL	7,000,000	USD	1,224,438	4/2/26	87,995
PHP	4,721,697	USD	80,631	5/7/26	(757)
PHP	9,000,000	USD	157,023	5/7/26	(4,773)
PHP	47,078,303	USD	810,298	5/7/26	(13,895)
USD	657,260	PHP	36,800,000	5/7/26	34,731
USD	267,881	PHP	15,000,000	5/7/26	14,133
USD	160,849	PHP	9,000,000	5/7/26	8,600
PHP	31,246,864	USD	535,150	5/12/26	(6,659)
PHP	53,894,000	USD	920,242	5/12/26	(8,712)
PHP	52,334,500	USD	894,913	5/12/26	(9,759)
PHP	22,854,400	USD	396,860	5/12/26	(10,315)
PHP	58,400,000	USD	998,205	5/12/26	(10,463)
PHP	46,946,932	USD	812,863	5/12/26	(18,832)
PHP	46,954,700	USD	815,327	5/12/26	(21,164)
PHP	46,116,800	USD	802,764	5/12/26	(22,773)
PHP	128,822,400	USD	2,202,469	5/12/26	(23,645)
PHP	64,670,000	USD	1,126,361	5/12/26	(32,572)
PHP	63,164,372	USD	1,101,192	5/12/26	(32,868)
PHP	166,000,000	USD	2,844,901	5/12/26	(37,279)
PHP	76,350,000	USD	1,335,257	5/12/26	(43,920)
PHP	86,146,200	USD	1,501,590	5/12/26	(44,566)
PHP	149,547,800	USD	2,601,284	5/12/26	(71,924)
USD	2,624,756	PHP	147,800,000	5/12/26	124,957
USD	2,316,465	PHP	130,000,000	5/12/26	117,724
USD	1,778,726	PHP	100,000,000	5/12/26	87,388
USD	1,775,757	PHP	100,000,000	5/12/26	84,419
USD	1,773,207	PHP	100,000,000	5/12/26	81,868
USD	1,603,421	PHP	90,000,000	5/12/26	81,216
USD	1,772,358	PHP	100,000,000	5/12/26	81,019

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,602,850	PHP	90,000,000	5/12/26	$ 80,645
USD	980,567	PHP	55,000,000	5/12/26	50,331
USD	801,737	PHP	45,000,000	5/12/26	40,635
USD	603,629	PHP	33,700,000	5/12/26	33,648
USD	590,222	PHP	33,200,000	5/12/26	28,698
USD	465,574	PHP	26,000,000	5/12/26	25,826
USD	445,395	PHP	25,000,000	5/12/26	22,560
USD	274,568	PHP	15,300,000	5/12/26	15,793
TWD	40,674,200	USD	1,285,531	7/8/26	1,866
TWD	32,326,000	USD	1,022,101	7/8/26	1,063
TWD	40,385,000	USD	1,277,319	7/8/26	924
TWD	59,996,900	USD	1,898,396	7/8/26	592
TWD	50,411,800	USD	1,595,563	7/8/26	43
TWD	46,153,500	USD	1,461,016	7/8/26	(192)
TWD	39,980,100	USD	1,265,634	7/8/26	(206)
TWD	51,500,600	USD	1,630,540	7/8/26	(472)
TWD	35,796,200	USD	1,134,586	7/8/26	(1,585)
TWD	32,775,700	USD	1,039,080	7/8/26	(1,682)
					$4,649,635
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZMW	2,658,013	USD	135,613	Standard Chartered Bank	2/2/26	$ —	$ (517)
PLN	123,615,487	EUR	29,379,550	Barclays Bank PLC	2/3/26	—	(33,175)
UGX	2,798,146,000	USD	784,313	Citibank, N.A.	2/3/26	1,683	—
USD	792,676	UGX	2,798,146,000	Citibank, N.A.	2/3/26	6,680	—
USD	784,313	UGX	2,798,146,000	Citibank, N.A.	2/3/26	—	(1,683)
USD	24,094,949	ZAR	412,415,388	Deutsche Bank AG	2/5/26	—	(1,431,720)
USD	106,416,272	ZAR	1,821,448,498	Deutsche Bank AG	2/5/26	—	(6,323,247)
ZAR	1,317,919,602	USD	76,998,110	Deutsche Bank AG	2/5/26	4,575,222	—
ZAR	606,318,699	USD	35,423,552	Deutsche Bank AG	2/5/26	2,104,865	—
EUR	426,130	USD	496,367	BNP Paribas	2/6/26	8,816	—
EUR	12,500,000	USD	14,536,501	JPMorgan Chase Bank, N.A.	2/6/26	282,446	—
EUR	11,200,000	USD	13,144,030	JPMorgan Chase Bank, N.A.	2/6/26	133,747	—
EUR	1,390,445	USD	1,639,953	UBS AG	2/6/26	8,442	—
PLN	131,435,486	EUR	31,059,619	Barclays Bank PLC	2/6/26	170,614	—
USD	10,240,001	EUR	8,623,471	Goldman Sachs International	2/6/26	16,740	—
USD	18,820,968	EUR	16,012,149	Goldman Sachs International	2/6/26	—	(161,688)
USD	2,640,496	EUR	2,207,896	HSBC Bank USA, N.A.	2/6/26	23,000	—
USD	4,865,621	EUR	4,146,782	HSBC Bank USA, N.A.	2/6/26	—	(50,455)

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,557,854	EUR	2,151,207	Standard Chartered Bank	2/6/26	$ 7,564	$ —
USD	4,193,603	EUR	3,528,494	UBS AG	2/6/26	10,518	—
USD	818,715	EUR	693,959	UBS AG	2/6/26	—	(3,985)
USD	627,283	VND	16,348,886,000	Citibank, N.A.	2/9/26	—	(2,721)
VND	16,348,886,000	USD	617,522	Goldman Sachs International	2/9/26	12,483	—
EUR	29,364,441	PLN	123,615,487	Barclays Bank PLC	2/10/26	27,833	—
HUF	802,856,636	EUR	2,095,233	JPMorgan Chase Bank, N.A.	2/10/26	9,198	—
PLN	123,615,487	EUR	29,364,441	Barclays Bank PLC	2/10/26	—	(27,833)
PLN	123,615,487	EUR	29,364,441	Barclays Bank PLC	2/10/26	—	(27,833)
UGX	3,331,941,000	USD	900,768	Citibank, N.A.	2/10/26	33,796	—
USD	832,149	UGX	2,962,450,000	Citibank, N.A.	2/10/26	1,222	—
TRY	108,964,920	USD	2,465,624	Standard Chartered Bank	2/12/26	22,364	—
TRY	82,088,824	USD	1,860,469	Standard Chartered Bank	2/12/26	13,859	—
TRY	54,284,154	USD	1,231,893	Standard Chartered Bank	2/12/26	7,574	—
TRY	5,426,220	USD	123,031	Standard Chartered Bank	2/12/26	866	—
TRY	235,010,980	USD	5,306,276	Standard Chartered Bank	2/17/26	39,150	—
USD	189,845	GHS	2,722,376	ICBC Standard Bank plc	2/17/26	—	(57,183)
USD	113,666	GHS	1,331,026	ICBC Standard Bank plc	2/19/26	—	(6,948)
TRY	1,235,252,311	USD	27,905,153	Barclays Bank PLC	2/20/26	126,741	—
USD	88,735	GHS	1,016,016	ICBC Standard Bank plc	2/20/26	—	(3,270)
USD	11,610,001	MXN	205,578,963	Goldman Sachs International	2/20/26	—	(136,602)
USD	5,026,171	MXN	89,421,037	UBS AG	2/20/26	—	(83,269)
KZT	297,424,081	USD	581,702	Deutsche Bank AG	2/23/26	4,957	—
VND	11,493,930,700	USD	432,265	Citibank, N.A.	2/26/26	9,662	—
KZT	1,726,514,544	USD	3,394,001	Deutsche Bank AG	2/27/26	7,663	—
USD	5,728,538	KZT	2,913,534,361	Deutsche Bank AG	2/27/26	—	(11,851)
KZT	399,748,838	USD	770,452	Goldman Sachs International	3/9/26	14,762	—
EGP	154,079,643	USD	3,129,156	Goldman Sachs International	3/11/26	76,625	—
VND	8,140,479,280	USD	305,895	Goldman Sachs International	3/12/26	6,634	—
CNH	19,800,000	USD	2,848,409	BNP Paribas	3/18/26	3,382	—
CNH	941,785,789	USD	134,100,117	Goldman Sachs International	3/18/26	1,545,119	—
CNH	661,171,267	USD	94,143,642	Goldman Sachs International	3/18/26	1,084,735	—
CNH	20,000,000	USD	2,847,784	Goldman Sachs International	3/18/26	32,813	—
CNH	15,700,000	USD	2,235,366	Goldman Sachs International	3/18/26	25,902	—
CNH	45,000,000	USD	6,497,554	Goldman Sachs International	3/18/26	—	(16,212)
CNH	25,200,000	USD	3,619,525	Standard Chartered Bank	3/18/26	10,027	—
CNY	17,840,000	USD	2,549,694	State Street Bank and Trust Company	3/18/26	14,482	—
CZK	89,500,000	EUR	3,693,239	Barclays Bank PLC	3/18/26	—	(25,923)
CZK	29,600,000	EUR	1,218,364	BNP Paribas	3/18/26	—	(4,906)
CZK	91,000,000	EUR	3,753,195	Goldman Sachs International	3/18/26	—	(24,051)
CZK	1,555,910,597	EUR	64,171,820	Goldman Sachs International	3/18/26	—	(411,222)
EUR	6,779,096	CZK	164,366,029	Goldman Sachs International	3/18/26	43,441	—
EUR	3,855,408	CZK	93,478,254	Goldman Sachs International	3/18/26	24,706	—
EUR	6,408,430	CZK	155,900,000	UBS AG	3/18/26	15,675	—

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	3,217,948	HUF	1,248,999,998	Barclays Bank PLC	3/18/26	$ —	$ (47,838)
EUR	8,501,110	HUF	3,278,173,431	Goldman Sachs International	3/18/26	—	(60,042)
EUR	6,317,289	PLN	26,805,424	BNP Paribas	3/18/26	—	(40,370)
EUR	24,364,378	PLN	103,382,562	BNP Paribas	3/18/26	—	(155,699)
EUR	11,296,815	PLN	47,700,000	UBS AG	3/18/26	—	(6,204)
EUR	48,642,761	RON	249,055,606	Barclays Bank PLC	3/18/26	—	(54,656)
EUR	4,610,574	RON	23,600,000	Goldman Sachs International	3/18/26	—	(3,653)
HUF	728,700,000	EUR	1,877,765	Barclays Bank PLC	3/18/26	27,520	—
HUF	12,769,331,349	EUR	33,114,017	Goldman Sachs International	3/18/26	233,879	—
HUF	610,000,000	EUR	1,580,513	Goldman Sachs International	3/18/26	12,797	—
HUF	1,133,153,502	EUR	2,949,215	Goldman Sachs International	3/18/26	8,082	—
HUF	524,884,051	EUR	1,364,161	Goldman Sachs International	3/18/26	6,042	—
HUF	6,750,680,000	EUR	17,638,931	HSBC Bank USA, N.A.	3/18/26	—	(34,040)
HUF	1,112,905,179	EUR	2,896,650	UBS AG	3/18/26	7,778	—
HUF	524,884,050	EUR	1,364,402	UBS AG	3/18/26	5,755	—
HUF	636,861,306	EUR	1,658,246	UBS AG	3/18/26	3,697	—
HUF	528,406,470	EUR	1,376,189	UBS AG	3/18/26	2,669	—
MXN	97,000,000	USD	5,280,732	Barclays Bank PLC	3/18/26	248,200	—
MXN	87,000,000	USD	5,021,213	Barclays Bank PLC	3/18/26	—	(62,274)
MXN	72,100,000	USD	4,003,208	Goldman Sachs International	3/18/26	106,442	—
MXN	41,700,000	USD	2,326,936	Goldman Sachs International	3/18/26	49,935	—
MXN	130,000,000	USD	7,160,588	Standard Chartered Bank	3/18/26	249,322	—
MXN	42,000,000	USD	2,313,610	Standard Chartered Bank	3/18/26	80,361	—
MXN	40,000,000	USD	2,177,346	State Street Bank and Trust Company	3/18/26	102,626	—
MXN	16,380,000	USD	906,391	State Street Bank and Trust Company	3/18/26	27,258	—
MXN	2,364,026,495	USD	128,118,310	UBS AG	3/18/26	6,629,564	—
MXN	46,216,002	USD	2,504,674	UBS AG	3/18/26	129,606	—
MYR	36,415,430	USD	8,861,496	Barclays Bank PLC	3/18/26	389,290	—
MYR	33,378,132	USD	8,146,770	Barclays Bank PLC	3/18/26	332,436	—
MYR	13,715,870	USD	3,337,682	Barclays Bank PLC	3/18/26	146,626	—
MYR	12,000,000	USD	2,919,353	Barclays Bank PLC	3/18/26	129,065	—
MYR	12,571,871	USD	3,068,480	Barclays Bank PLC	3/18/26	125,212	—
MYR	10,200,711	USD	2,492,964	Barclays Bank PLC	3/18/26	98,371	—
MYR	7,377,440	USD	1,804,084	Barclays Bank PLC	3/18/26	70,043	—
MYR	8,630,000	USD	2,130,864	Barclays Bank PLC	3/18/26	61,456	—
MYR	3,842,097	USD	938,975	Barclays Bank PLC	3/18/26	37,052	—
MYR	2,778,712	USD	679,508	Barclays Bank PLC	3/18/26	26,382	—
MYR	16,000,000	USD	4,091,025	Barclays Bank PLC	3/18/26	—	(26,469)
MYR	62,339,143	USD	15,199,108	Credit Agricole Corporate and Investment Bank	3/18/26	637,203	—
MYR	62,413,888	USD	15,219,930	Credit Agricole Corporate and Investment Bank	3/18/26	635,369	—
MYR	62,262,808	USD	15,214,996	Credit Agricole Corporate and Investment Bank	3/18/26	601,923	—

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	37,357,714	USD	9,108,749	Credit Agricole Corporate and Investment Bank	3/18/26	$ 381,409	$ —
MYR	23,480,034	USD	5,724,743	Credit Agricole Corporate and Investment Bank	3/18/26	240,002	—
MYR	23,508,190	USD	5,732,586	Credit Agricole Corporate and Investment Bank	3/18/26	239,312	—
MYR	23,451,283	USD	5,730,727	Credit Agricole Corporate and Investment Bank	3/18/26	226,714	—
MYR	14,070,781	USD	3,430,810	Credit Agricole Corporate and Investment Bank	3/18/26	143,658	—
MYR	35,671,910	USD	8,664,540	Goldman Sachs International	3/18/26	397,366	—
MYR	31,938,767	USD	7,782,730	Goldman Sachs International	3/18/26	330,828	—
MYR	32,396,303	USD	7,903,465	Goldman Sachs International	3/18/26	326,323	—
MYR	22,606,431	USD	5,500,348	Goldman Sachs International	3/18/26	242,472	—
MYR	13,435,820	USD	3,263,498	Goldman Sachs International	3/18/26	149,668	—
MYR	12,029,735	USD	2,931,365	Goldman Sachs International	3/18/26	124,606	—
MYR	12,202,066	USD	2,976,840	Goldman Sachs International	3/18/26	122,910	—
MYR	14,800,000	USD	3,666,815	Goldman Sachs International	3/18/26	92,900	—
MYR	8,514,711	USD	2,071,706	Goldman Sachs International	3/18/26	91,327	—
MYR	10,100,000	USD	2,497,651	Goldman Sachs International	3/18/26	68,101	—
MYR	7,600,000	USD	1,867,873	Goldman Sachs International	3/18/26	62,792	—
MYR	31,206,813	USD	7,613,275	State Street Bank and Trust Company	3/18/26	314,341	—
MYR	21,844,760	USD	5,331,892	State Street Bank and Trust Company	3/18/26	217,437	—
MYR	11,754,045	USD	2,867,540	State Street Bank and Trust Company	3/18/26	118,397	—
MYR	11,000,000	USD	2,681,946	State Street Bank and Trust Company	3/18/26	112,437	—
MYR	8,227,830	USD	2,008,257	State Street Bank and Trust Company	3/18/26	81,898	—
PLN	12,000,000	EUR	2,812,355	Barclays Bank PLC	3/18/26	36,732	—
PLN	7,000,000	EUR	1,646,926	Barclays Bank PLC	3/18/26	13,842	—
PLN	333,122,795	EUR	78,507,724	BNP Paribas	3/18/26	501,697	—
PLN	69,338,374	EUR	16,341,115	BNP Paribas	3/18/26	104,427	—
PLN	16,122,277	EUR	3,799,570	BNP Paribas	3/18/26	24,281	—
PLN	6,500,000	EUR	1,531,868	BNP Paribas	3/18/26	9,789	—
PLN	6,320,000	EUR	1,485,060	Goldman Sachs International	3/18/26	14,729	—
PLN	10,500,000	EUR	2,485,737	Goldman Sachs International	3/18/26	2,534	—
PLN	16,800,000	EUR	3,991,194	Goldman Sachs International	3/18/26	—	(12,592)
PLN	8,600,000	EUR	2,032,958	UBS AG	3/18/26	5,614	—
RON	136,701,061	EUR	26,698,925	Barclays Bank PLC	3/18/26	30,000	—
RON	5,000,000	EUR	976,544	Barclays Bank PLC	3/18/26	1,097	—
THB	784,766,540	USD	24,719,512	Standard Chartered Bank	3/18/26	294,123	—
THB	636,423,230	USD	20,001,610	Standard Chartered Bank	3/18/26	283,733	—
THB	460,431,850	USD	14,470,777	Standard Chartered Bank	3/18/26	205,020	—
THB	516,430,539	USD	16,280,091	Standard Chartered Bank	3/18/26	180,607	—
THB	518,530,061	USD	16,357,415	Standard Chartered Bank	3/18/26	170,203	—
THB	144,995,610	USD	4,567,245	Standard Chartered Bank	3/18/26	54,343	—
THB	117,587,290	USD	3,695,552	Standard Chartered Bank	3/18/26	52,423	—
THB	85,070,640	USD	2,673,660	Standard Chartered Bank	3/18/26	37,880	—

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
THB	95,417,117	USD	3,007,954	Standard Chartered Bank	3/18/26	$ 33,369	$ —
THB	95,805,030	USD	3,022,241	Standard Chartered Bank	3/18/26	31,447	—
THB	70,000,000	USD	2,214,570	Standard Chartered Bank	3/18/26	16,609	—
THB	52,000,000	USD	1,656,291	Standard Chartered Bank	3/18/26	1,156	—
THB	50,000,000	USD	1,596,070	Standard Chartered Bank	3/18/26	—	(2,371)
THB	138,200,000	USD	4,438,243	Standard Chartered Bank	3/18/26	—	(33,258)
THB	138,800,000	USD	4,499,794	Standard Chartered Bank	3/18/26	—	(75,686)
TRY	389,570,000	USD	8,604,937	Standard Chartered Bank	3/18/26	63,727	—
TRY	26,938,687	USD	597,991	Standard Chartered Bank	3/18/26	1,445	—
USD	7,049,159	CNH	49,506,280	Goldman Sachs International	3/18/26	—	(81,221)
USD	29,362,393	CNH	206,212,234	Goldman Sachs International	3/18/26	—	(338,317)
USD	48,824,615	CNH	342,895,515	Goldman Sachs International	3/18/26	—	(562,564)
USD	15,975,031	CNH	110,964,000	Standard Chartered Bank	3/18/26	—	(7,094)
USD	52,433	JPY	8,064,671	UBS AG	3/18/26	130	—
USD	84,705	MXN	1,556,095	BNP Paribas	3/18/26	—	(3,992)
USD	5,622,050	MXN	103,281,555	BNP Paribas	3/18/26	—	(264,927)
USD	13,044,909	MXN	239,645,407	BNP Paribas	3/18/26	—	(614,714)
USD	108,443	MXN	2,000,000	Deutsche Bank AG	3/18/26	—	(5,556)
USD	3,578,613	MXN	66,000,000	Deutsche Bank AG	3/18/26	—	(183,341)
USD	9,759,853	MXN	180,000,000	Deutsche Bank AG	3/18/26	—	(500,022)
USD	22,610,327	MXN	417,000,000	Deutsche Bank AG	3/18/26	—	(1,158,384)
USD	23,397,325	MXN	419,212,000	Goldman Sachs International	3/18/26	—	(497,469)
USD	162,585	MXN	3,000,000	UBS AG	3/18/26	—	(8,413)
USD	5,744,665	MXN	106,000,000	UBS AG	3/18/26	—	(297,261)
USD	15,553,952	MXN	287,000,000	UBS AG	3/18/26	—	(804,849)
USD	36,148,035	MXN	667,000,000	UBS AG	3/18/26	—	(1,870,503)
USD	16,044,233	MYR	65,000,000	Barclays Bank PLC	3/18/26	—	(468,028)
USD	13,848,364	THB	433,800,000	Standard Chartered Bank	3/18/26	21,430	—
USD	985,822	THB	31,367,470	Standard Chartered Bank	3/18/26	—	(13,984)
USD	1,235,143	THB	39,212,530	Standard Chartered Bank	3/18/26	—	(14,716)
USD	5,753,248	ZAR	92,229,669	Barclays Bank PLC	3/18/26	61,816	—
USD	4,868,192	ZAR	80,140,477	BNP Paribas	3/18/26	—	(77,224)
USD	10,540,852	ZAR	182,000,000	Goldman Sachs International	3/18/26	—	(690,250)
USD	12,254,571	ZAR	201,600,000	UBS AG	3/18/26	—	(186,034)
VND	16,489,097,930	USD	617,569	Citibank, N.A.	3/18/26	15,140	—
ZAR	27,800,000	USD	1,687,622	Goldman Sachs International	3/18/26	27,898	—
ZAR	59,300,000	USD	3,695,397	Societe Generale	3/18/26	—	(36,032)
TRY	48,344,065	USD	943,840	Standard Chartered Bank	3/23/26	127,904	—
USD	911,715	TRY	48,344,065	Standard Chartered Bank	3/23/26	—	(160,030)
UZS	25,583,110,000	USD	1,593,963	Standard Chartered Bank	3/25/26	487,191	—
TRY	155,918,001	USD	2,925,314	Standard Chartered Bank	3/26/26	523,549	—
USD	545,257	TRY	29,225,996	Standard Chartered Bank	3/26/26	—	(101,214)
USD	2,340,214	TRY	126,692,005	Standard Chartered Bank	3/26/26	—	(462,178)
USD	176,225	GHS	2,008,962	ICBC Standard Bank plc	3/30/26	—	(2,221)

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
VND	43,504,320,000	USD	1,637,656	Citibank, N.A.	4/13/26	$ 27,931	$ —
VND	11,457,299,508	USD	432,106	Standard Chartered Bank	4/13/26	6,542	—
KZT	1,561,382,000	USD	2,718,520	Deutsche Bank AG	4/16/26	310,940	—
USD	900,768	UGX	3,211,238,000	Standard Chartered Bank	4/16/26	10,737	—
USD	450,384	UGX	1,607,871,000	Standard Chartered Bank	4/16/26	4,744	—
KZT	1,867,298,000	USD	3,262,226	Deutsche Bank AG	4/17/26	359,576	—
KZT	1,559,071,000	USD	2,718,520	Deutsche Bank AG	4/17/26	305,446	—
KZT	1,557,984,000	USD	2,718,520	Deutsche Bank AG	4/17/26	303,337	—
UGX	3,538,254,743	USD	955,639	Standard Chartered Bank	4/17/26	24,644	—
USD	900,768	UGX	3,220,246,000	Standard Chartered Bank	4/17/26	8,590	—
USD	675,576	UGX	2,418,562,255	Standard Chartered Bank	4/17/26	5,506	—
KZT	624,400,000	USD	1,192,085	Deutsche Bank AG	4/20/26	17,785	—
USD	442,576	UGX	1,557,869,000	Citibank, N.A.	4/21/26	11,640	—
USD	450,384	UGX	1,621,382,507	Standard Chartered Bank	4/22/26	2,053	—
VND	11,831,851,482	USD	445,141	JPMorgan Chase Bank, N.A.	4/22/26	7,518	—
VND	11,474,135,100	USD	432,334	JPMorgan Chase Bank, N.A.	4/22/26	6,640	—
KZT	772,824,000	USD	1,348,733	Deutsche Bank AG	4/23/26	147,233	—
KZT	1,544,299,000	USD	2,697,466	Deutsche Bank AG	4/24/26	290,860	—
KZT	123,716,309	USD	221,515	ICBC Standard Bank plc	5/4/26	17,089	—
USD	763,478	UGX	2,798,146,000	Citibank, N.A.	5/4/26	—	(6,628)
USD	675,576	UGX	2,435,452,000	Standard Chartered Bank	5/4/26	5,291	—
USD	450,384	UGX	1,621,382,000	Standard Chartered Bank	5/4/26	4,147	—
VND	16,348,886,000	USD	622,862	Citibank, N.A.	5/8/26	1,800	—
EUR	1,034,203	RON	5,683,463	Barclays Bank PLC	5/12/26	—	(84,779)
RON	5,683,463	EUR	1,063,124	JPMorgan Chase Bank, N.A.	5/12/26	50,340	—
USD	225,192	UGX	837,714,000	Citibank, N.A.	5/13/26	—	(4,904)
KZT	1,843,233,303	USD	3,448,519	Deutsche Bank AG	6/8/26	68,586	—
KZT	954,800,000	USD	1,754,663	Deutsche Bank AG	6/22/26	59,485	—
EGP	187,557,674	USD	3,740,120	Bank of America, N.A.	6/24/26	12,930	—
EGP	7,112,062	USD	140,222	Bank of America, N.A.	6/29/26	1,833	—
KZT	286,815,682	USD	539,330	ICBC Standard Bank plc	6/30/26	4,311	—
ZMW	4,532,799	USD	198,200	Standard Chartered Bank	6/30/26	29,270	—
USD	21,293,037	BRL	124,000,000	JPMorgan Chase Bank, N.A.	7/2/26	—	(1,477,101)
KZT	938,290,000	USD	1,749,236	Societe Generale	7/21/26	18,027	—
KZT	749,558,000	USD	1,399,528	Deutsche Bank AG	7/22/26	11,835	—
KZT	954,800,000	USD	1,787,513	ICBC Standard Bank plc	7/23/26	9,767	—
USD	450,384	UGX	1,655,161,000	Standard Chartered Bank	7/24/26	2,891	—
KZT	719,000,000	USD	1,351,468	Deutsche Bank AG	7/27/26	329	—
USD	471,121	UGX	1,714,881,000	ICBC Standard Bank plc	7/27/26	7,785	—
TRY	178,242,677	USD	3,613,374	Standard Chartered Bank	7/28/26	—	(11,428)
USD	450,384	UGX	1,650,657,000	Standard Chartered Bank	7/28/26	4,498	—
KZT	5,866,104,360	USD	11,004,668	Deutsche Bank AG	7/29/26	17,632	—
KZT	4,952,628,000	USD	9,340,766	ICBC Standard Bank plc	8/3/26	—	(48,781)
KZT	514,915,000	USD	894,913	Deutsche Bank AG	8/7/26	69,999	—

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	514,945,000	USD	894,492	Deutsche Bank AG	8/10/26	$ 69,609	$ —
EUR	10,648,464	PLN	46,443,277	Barclays Bank PLC	9/2/26	—	(330,680)
EUR	10,918,643	PLN	47,738,492	Barclays Bank PLC	9/4/26	—	(370,890)
EUR	21,835,109	PLN	95,091,901	Barclays Bank PLC	9/8/26	—	(631,743)
EUR	16,022,181	PLN	69,760,576	Barclays Bank PLC	9/9/26	—	(458,271)
MNT	1,284,122,600	USD	335,280	JPMorgan Chase Bank, N.A.	9/28/26	13,485	—
MNT	1,323,083,000	USD	344,822	JPMorgan Chase Bank, N.A.	10/5/26	14,471	—
UZS	14,318,913,000	USD	889,373	Deutsche Bank AG	10/5/26	239,310	—
UZS	7,887,808,991	USD	489,926	Deutsche Bank AG	10/7/26	131,637	—
KZT	1,660,336,000	USD	2,718,520	Deutsche Bank AG	10/15/26	329,802	—
USD	450,384	UGX	1,661,917,000	Standard Chartered Bank	10/20/26	10,817	—
USD	450,384	UGX	1,675,429,000	Standard Chartered Bank	10/21/26	7,358	—
KZT	1,644,105,000	USD	2,697,465	Deutsche Bank AG	10/23/26	313,985	—
USD	450,384	UGX	1,673,177,000	Standard Chartered Bank	10/23/26	8,175	—
KZT	2,513,643,000	USD	4,154,095	Deutsche Bank AG	10/27/26	444,671	—
KZT	1,478,011,000	USD	2,705,741	Bank of America, N.A.	11/2/26	—	(6,425)
KZT	528,673,641	USD	894,492	Deutsche Bank AG	11/3/26	70,751	—
USD	900,768	UGX	3,355,361,000	Standard Chartered Bank	11/3/26	16,410	—
USD	225,192	UGX	838,840,000	Standard Chartered Bank	11/6/26	4,302	—
ZMW	7,997,000	USD	329,501	Societe Generale	11/6/26	62,172	—
USD	450,384	UGX	1,682,184,000	Standard Chartered Bank	11/10/26	7,952	—
USD	450,384	UGX	1,683,085,000	Standard Chartered Bank	11/10/26	7,715	—
USD	450,384	UGX	1,691,192,000	Standard Chartered Bank	11/12/26	5,850	—
USD	225,192	UGX	857,982,000	Standard Chartered Bank	11/13/26	—	(263)
USD	450,384	UGX	1,756,498,000	Bank of America, N.A.	11/16/26	—	(10,761)
TRY	448,541,940	USD	8,116,268	Standard Chartered Bank	11/19/26	252,619	—
NGN	891,546,000	USD	555,480	Standard Chartered Bank	1/21/27	20,883	—
USD	1,196,159	EUR	984,630	State Street Bank and Trust Company	1/25/27	11,476	—
UZS	6,186,729,000	USD	344,953	Deutsche Bank AG	10/25/27	114,515	—
						$33,716,284	$(22,314,638)

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts[1]
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
2/10/26	COP	56,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	$15,391,315	$ 62,135
2/20/26	COP	17,300,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	4,679,609	(56,862)
2/20/26	COP	17,300,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	4,652,715	26,894
2/25/26	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	4,868,958	(52,030)
3/2/26	COP	12,593,000	Republic of Colombia, 9.25%, 5/28/42	Goldman Sachs International	3,406,377	(96,145)
3/2/26	COP	12,593,000	Republic of Colombia, 9.25%, 5/28/42	Goldman Sachs International	3,313,287	93,089
						$(22,919)
[1]	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(61)	Short	3/6/26	$ (8,431,640)	$ (723)
Euro-Buxl	(7)	Short	3/6/26	(911,723)	15,765
U.S. 5-Year Treasury Note	(217)	Short	3/31/26	(23,637,742)	157,135
U.S. 10-Year Treasury Note	(201)	Short	3/20/26	(22,477,453)	296,635
U.S. Long Treasury Bond	(30)	Short	3/20/26	(3,453,750)	61,550
U.S. Ultra 10-Year Treasury Note	(17)	Short	3/20/26	(1,940,656)	27,395
					$557,757
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	88,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.06% (pays upon termination)	1/4/27	$(1,974,459)	$ —	$(1,974,459)
BRL	34,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.47% (pays upon termination)	1/4/27	(662,465)	—	(662,465)
BRL	66,680	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.78% (pays upon termination)	1/4/27	164,725	—	164,725

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	37,684	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.33% (pays upon termination)	1/2/29	$ (803,612)	$ —	$ (803,612)
BRL	28,020	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.89% (pays upon termination)	1/2/29	(251,139)	—	(251,139)
BRL	108,100	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.96% (pays upon termination)	1/2/29	139,949	—	139,949
BRL	37,010	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.02% (pays upon termination)	1/2/29	(4,366)	—	(4,366)
BRL	26,045	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.20% (pays upon termination)	1/2/29	37,954	—	37,954
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.20% (pays upon termination)	1/2/29	130,304	—	130,304
BRL	38,790	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.40% (pays upon termination)	1/2/29	97,199	—	97,199
BRL	48,206	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.51% (pays upon termination)	1/2/29	136,033	—	136,033
BRL	30,362	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.97% (pays upon termination)	1/2/31	8,022	—	8,022
BRL	33,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.03% (pays upon termination)	1/2/31	24,269	—	24,269
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/31	60,297	—	60,297
BRL	15,160	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.13% (pays upon termination)	1/2/31	9,074	—	9,074
BRL	21,574	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.30% (pays upon termination)	1/2/31	49,504	—	49,504
BRL	36,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.46% (pays upon termination)	1/2/31	145,250	—	145,250
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(41,387)	—	(41,387)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(5,809)	6,155	346
CLP	2,647,200	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.55% (pays semi-annually)	12/18/29	(5,527)	—	(5,527)
CLP	13,630,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.75% (pays semi-annually)	6/18/30	68,265	—	68,265

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	4,255,590	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.75% (pays semi-annually)	9/17/30	$ 17,205	$ —	$ 17,205
CLP	3,675,200	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.80% (pays semi-annually)	12/17/30	20,977	—	20,977
CLP	4,923,300	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.72% (pays semi-annually)	3/18/31	(454)	—	(454)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(127,019)	—	(127,019)
CNY	450,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	1,109,421	—	1,109,421
CNY	215,650	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/21/27	572,921	—	572,921
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	9/20/28	127,912	—	127,912
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	128,783	—	128,783
CNY	95,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.48% (pays quarterly)	9/20/28	341,415	—	341,415
CNY	62,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.49% (pays quarterly)	9/20/28	228,606	—	228,606
CNY	38,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.38% (pays quarterly)	12/20/28	134,669	—	134,669
CNY	38,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.21% (pays quarterly)	3/20/29	112,365	—	112,365
CNY	100,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.34% (pays quarterly)	3/20/29	352,572	—	352,572
CNY	34,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.35% (pays quarterly)	3/20/29	121,576	—	121,576
CNY	40,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.03% (pays quarterly)	9/19/29	95,371	—	95,371
CNY	20,230	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.44% (pays quarterly)	3/19/30	(20,088)	—	(20,088)
CNY	21,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.46% (pays quarterly)	3/19/30	(18,174)	—	(18,174)
CNY	13,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	3/19/30	(8,936)	—	(8,936)

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	23,850	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	$ (15,239)	$ —	$ (15,239)
CNY	10,170	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	(6,198)	—	(6,198)
CNY	19,890	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	(11,887)	—	(11,887)
CNY	10,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	(6,036)	—	(6,036)
CNY	13,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.51% (pays quarterly)	3/19/30	(7,409)	—	(7,409)
CNY	10,150	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	(5,288)	—	(5,288)
CNY	14,340	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	(7,496)	—	(7,496)
CNY	50,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.66% (pays quarterly)	3/19/30	16,584	—	16,584
CNY	61,070	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.39% (pays quarterly)	6/18/30	(83,466)	—	(83,466)
CNY	33,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.44% (pays quarterly)	6/18/30	(34,764)	—	(34,764)
CNY	17,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.48% (pays quarterly)	6/18/30	(14,665)	—	(14,665)
CNY	25,113	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	6/18/30	(19,997)	—	(19,997)
CNY	15,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	6/18/30	(2,920)	—	(2,920)
CNY	27,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.46% (pays quarterly)	9/17/30	(29,429)	—	(29,429)
CNY	64,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	9/17/30	(26,378)	—	(26,378)
CNY	20,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	9/17/30	(2,551)	—	(2,551)
CNY	85,210	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.61% (pays quarterly)	9/17/30	(5,035)	—	(5,035)
CNY	40,250	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.57% (pays quarterly)	12/17/30	(17,864)	—	(17,864)

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	128,490	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	12/17/30	$ (44,190)	$ —	$ (44,190)
CNY	68,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	(21,309)	—	(21,309)
CNY	31,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	(9,652)	—	(9,652)
CNY	96,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	(28,053)	—	(28,053)
CNY	32,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	(9,217)	—	(9,217)
CNY	54,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	(15,222)	—	(15,222)
CNY	79,604	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.64% (pays quarterly)	12/17/30	2,798	—	2,798
CNY	48,180	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.66% (pays quarterly)	12/17/30	9,663	—	9,663
CNY	21,948	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	3/18/31	(5,271)	—	(5,271)
CNY	54,570	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.61% (pays quarterly)	3/18/31	(10,112)	—	(10,112)
CNY	99,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	(14,950)	—	(14,950)
CNY	59,543	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	(8,175)	—	(8,175)
CNY	72,852	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	(7,105)	—	(7,105)
CNY	36,520	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	(3,512)	—	(3,512)
CNY	29,137	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	(2,602)	—	(2,602)
CNY	165,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	(13,052)	—	(13,052)
COP	20,329,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.80% (pays quarterly)	12/17/30	430,351	—	430,351
COP	95,000,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.45% (pays quarterly)	3/18/31	(472,280)	—	(472,280)

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	56,112,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.57% (pays quarterly)	3/18/31	$ (212,583)	$29,910	$ (182,673)
COP	12,000,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.38% (pays quarterly)	3/18/36	(107,313)	—	(107,313)
COP	13,000,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.56% (pays quarterly)	3/18/36	(79,295)	—	(79,295)
COP	17,900,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.75% (pays quarterly)	3/18/36	(55,463)	—	(55,463)
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(44,165)	—	(44,165)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.39% (pays annually)	3/15/28	402,277	—	402,277
CZK	53,900	Pays	6-month CZK PRIBOR (pays semi-annually)	4.61% (pays annually)	6/21/28	136,284	—	136,284
CZK	49,200	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	9/20/28	50,812	—	50,812
CZK	593,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.65% (pays annually)	6/19/29	663,546	—	663,546
CZK	52,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.59% (pays annually)	9/17/30	1,670	—	1,670
CZK	102,800	Pays	6-month CZK PRIBOR (pays semi-annually)	3.64% (pays annually)	9/17/30	14,884	—	14,884
CZK	58,100	Pays	6-month CZK PRIBOR (pays semi-annually)	3.76% (pays annually)	9/17/30	24,216	—	24,216
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.88% (pays annually)	9/17/30	76,144	—	76,144
CZK	76,360	Pays	6-month CZK PRIBOR (pays semi-annually)	3.79% (pays annually)	12/17/30	30,881	—	30,881
CZK	95,590	Pays	6-month CZK PRIBOR (pays semi-annually)	3.86% (pays annually)	12/17/30	52,480	—	52,480
CZK	105,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.00% (pays annually)	12/17/30	91,212	—	91,212
CZK	223,900	Pays	6-month CZK PRIBOR (pays semi-annually)	3.83% (pays annually)	3/18/31	101,646	—	101,646
CZK	31,235	Pays	6-month CZK PRIBOR (pays semi-annually)	3.54% (pays annually)	3/20/34	(3,668)	—	(3,668)
CZK	246,212	Pays	6-month CZK PRIBOR (pays semi-annually)	3.56% (pays annually)	12/18/34	(279,032)	—	(279,032)
HUF	1,660,000	Pays	6-month HUF BUBOR (pays semi-annually)	6.20% (pays annually)	12/17/30	42,785	—	42,785
HUF	2,993,749	Pays	6-month HUF BUBOR (pays semi-annually)	6.33% (pays annually)	12/17/30	126,842	—	126,842
HUF	1,496,875	Pays	6-month HUF BUBOR (pays semi-annually)	6.33% (pays annually)	12/17/30	64,708	—	64,708
HUF	1,266,586	Pays	6-month HUF BUBOR (pays semi-annually)	6.36% (pays annually)	12/17/30	59,777	—	59,777
HUF	3,430,400	Pays	6-month HUF BUBOR (pays semi-annually)	5.98% (pays annually)	3/18/31	(852)	—	(852)

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	3,071,300	Pays	6-month HUF BUBOR (pays semi-annually)	6.19% (pays annually)	12/18/34	$ (70,393)	$ —	$ (70,393)
HUF	1,146,392	Pays	6-month HUF BUBOR (pays semi-annually)	6.68% (pays annually)	12/17/35	82,101	—	82,101
HUF	291,257	Pays	6-month HUF BUBOR (pays semi-annually)	6.70% (pays annually)	12/17/35	21,861	—	21,861
HUF	291,257	Pays	6-month HUF BUBOR (pays semi-annually)	6.70% (pays annually)	12/17/35	22,462	—	22,462
HUF	810,628	Pays	6-month HUF BUBOR (pays semi-annually)	6.73% (pays annually)	12/17/35	66,422	—	66,422
HUF	833,146	Pays	6-month HUF BUBOR (pays semi-annually)	6.73% (pays annually)	12/17/35	69,223	—	69,223
INR	1,636,353	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.23% (pays semi-annually)	3/20/29	201,411	—	201,411
INR	1,530,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	12/18/29	(48,483)	—	(48,483)
INR	1,940,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	12/18/29	2,771	—	2,771
INR	1,018,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.28% (pays semi-annually)	12/18/29	105,304	—	105,304
INR	476,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/19/30	(15,977)	—	(15,977)
INR	3,069,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	3/19/30	(79,374)	—	(79,374)
INR	77,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.06% (pays semi-annually)	3/19/30	1,692	—	1,692
INR	559,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	14,723	—	14,723
INR	190,100	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	5,169	—	5,169
INR	150,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	4,685	—	4,685
INR	700,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.21% (pays semi-annually)	3/19/30	57,974	—	57,974
INR	902,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.81% (pays semi-annually)	6/18/30	(99,540)	—	(99,540)
INR	1,080,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	6/18/30	(53,679)	—	(53,679)
INR	554,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	(100,050)	—	(100,050)
INR	1,050,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.69% (pays semi-annually)	9/17/30	(186,183)	—	(186,183)
INR	469,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.71% (pays semi-annually)	9/17/30	(79,537)	—	(79,537)
INR	797,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.74% (pays semi-annually)	9/17/30	(123,593)	—	(123,593)
INR	1,310,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.77% (pays semi-annually)	9/17/30	(183,207)	—	(183,207)
INR	978,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.71% (pays semi-annually)	12/17/30	(186,229)	—	(186,229)

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	910,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.74% (pays semi-annually)	12/17/30	$ (163,011)	$ —	$ (163,011)
INR	496,350	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/18/31	(58,936)	—	(58,936)
INR	1,040,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.98% (pays semi-annually)	3/18/31	(97,108)	—	(97,108)
INR	1,297,400	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.02% (pays semi-annually)	3/18/31	102,337	—	102,337
INR	1,864,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.03% (pays semi-annually)	3/18/31	(136,497)	—	(136,497)
KRW	15,843,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	6/18/27	(109,404)	1,066	(108,338)
KRW	25,630,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(174,145)	(101)	(174,246)
KRW	12,461,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(108,026)	—	(108,026)
KRW	8,827,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(75,619)	—	(75,619)
KRW	7,670,900	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	12/17/27	(28,076)	—	(28,076)
MXN	323,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.11% (pays monthly)	12/16/26	372,574	(6,328)	366,246
MXN	217,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.27% (pays monthly)	12/9/27	58,825	—	58,825
MXN	196,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/9/27	59,296	—	59,296
MXN	431,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	(35,918)	—	(35,918)
MXN	276,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	(22,311)	—	(22,311)
MXN	250,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/15/27	74,679	—	74,679
MXN	456,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.12% (pays monthly)	1/12/28	42,652	—	42,652
MXN	454,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	1/13/28	23,728	—	23,728
MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	1/14/28	405	—	405
MYR	19,570	Pays	3-month MYR KLIBOR (pays quarterly)	3.07% (pays quarterly)	9/17/30	(92,498)	—	(92,498)

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MYR	30,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.09% (pays quarterly)	9/17/30	$ (136,003)	$ —	$ (136,003)
MYR	11,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	9/17/30	(44,599)	—	(44,599)
MYR	35,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.18% (pays quarterly)	9/17/30	(124,034)	—	(124,034)
MYR	16,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.19% (pays quarterly)	9/17/30	(53,384)	—	(53,384)
MYR	26,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.19% (pays quarterly)	9/17/30	(88,824)	—	(88,824)
MYR	32,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.27% (pays quarterly)	9/17/30	(76,750)	—	(76,750)
MYR	16,570	Pays	3-month MYR KLIBOR (pays quarterly)	3.15% (pays quarterly)	12/17/30	(68,358)	—	(68,358)
MYR	71,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.18% (pays quarterly)	12/17/30	(261,747)	—	(261,747)
MYR	19,680	Pays	3-month MYR KLIBOR (pays quarterly)	3.26% (pays quarterly)	12/17/30	(54,923)	—	(54,923)
MYR	17,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.28% (pays quarterly)	12/17/30	(44,251)	—	(44,251)
MYR	33,200	Pays	3-month MYR KLIBOR (pays quarterly)	3.33% (pays quarterly)	12/17/30	(63,514)	—	(63,514)
MYR	68,100	Pays	3-month MYR KLIBOR (pays quarterly)	3.37% (pays quarterly)	3/18/31	(121,782)	—	(121,782)
MYR	21,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.40% (pays quarterly)	3/18/31	(29,823)	—	(29,823)
MYR	19,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.43% (pays quarterly)	3/18/31	(20,743)	—	(20,743)
MYR	30,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.45% (pays quarterly)	3/18/31	(24,568)	—	(24,568)
MYR	45,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.52% (pays quarterly)	3/18/31	1,589	—	1,589
MYR	17,500	Receives	3-month MYR KLIBOR (pays quarterly)	3.53% (pays quarterly)	3/18/31	(1,413)	—	(1,413)
PLN	221,130	Receives	6-month PLN WIBOR (pays quarterly)	4.36% (pays annually)	9/17/26	(934,377)	—	(934,377)
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	66,784	—	66,784
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	521,272	—	521,272
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(301,538)	—	(301,538)
PLN	23,914	Pays	6-month PLN WIBOR (pays semi-annually)	5.41% (pays annually)	6/19/29	556,830	—	556,830
PLN	58,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.42% (pays annually)	6/19/29	1,361,205	—	1,361,205
PLN	13,700	Pays	6-month PLN WIBOR (pays semi-annually)	5.02% (pays annually)	9/18/29	177,631	—	177,631
PLN	12,000	Pays	6-month PLN WIBOR (pays semi-annually)	4.03% (pays annually)	9/17/30	27,589	—	27,589

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	15,070	Receives	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	12/17/30	$ (12,646)	$ —	$ (12,646)
PLN	7,535	Receives	6-month PLN WIBOR (pays semi-annually)	3.88% (pays annually)	12/17/30	(7,576)	—	(7,576)
PLN	7,535	Receives	6-month PLN WIBOR (pays semi-annually)	3.90% (pays annually)	12/17/30	(9,695)	—	(9,695)
PLN	84,200	Pays	6-month PLN WIBOR (pays semi-annually)	3.94% (pays annually)	12/17/30	154,088	—	154,088
PLN	42,227	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	(14,387)	—	(14,387)
PLN	42,227	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	34,276	—	34,276
PLN	181,230	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	(151,100)	—	(151,100)
PLN	181,230	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	232,452	—	232,452
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	424,300	—	424,300
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.50% (pays annually)	6/19/34	646,473	—	646,473
PLN	7,086	Pays	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	6/19/34	259,101	—	259,101
PLN	19,321	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	(178,181)	—	(178,181)
PLN	1,359	Receives	6-month PLN WIBOR (pays semi-annually)	4.26% (pays annually)	12/17/35	(1,024)	—	(1,024)
PLN	1,359	Receives	6-month PLN WIBOR (pays semi-annually)	4.28% (pays annually)	12/17/35	(1,593)	—	(1,593)
PLN	4,011	Receives	6-month PLN WIBOR (pays semi-annually)	4.30% (pays annually)	12/17/35	(7,126)	—	(7,126)
PLN	6,090	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	12/17/35	(10,961)	—	(10,961)
PLN	4,011	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	12/17/35	(7,499)	—	(7,499)
THB	291,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(45,030)	—	(45,030)
THB	120,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(6,279)	—	(6,279)
THB	514,900	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.94% (pays semi-annually)	12/20/28	846,878	—	846,878
THB	27,500	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.95% (pays semi-annually)	12/20/28	45,472	—	45,472
THB	830,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.18% (pays semi-annually)	6/19/29	820,270	—	820,270
THB	115,690	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.35% (pays quarterly)	6/18/30	(10,075)	—	(10,075)

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	32,680	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.36% (pays quarterly)	6/18/30	$ (2,190)	$ —	$ (2,190)
THB	77,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.37% (pays quarterly)	6/18/30	(4,985)	—	(4,985)
THB	136,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.38% (pays quarterly)	6/18/30	(6,998)	—	(6,998)
THB	80,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.39% (pays quarterly)	6/18/30	(2,383)	—	(2,383)
THB	79,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	(825)	—	(825)
THB	79,220	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(657)	—	(657)
THB	96,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(618)	—	(618)
THB	132,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(149)	—	(149)
THB	259,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	820	—	820
THB	282,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.50% (pays quarterly)	6/18/30	35,494	—	35,494
THB	101,800	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.08% (pays quarterly)	9/17/30	(55,187)	—	(55,187)
THB	192,510	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.11% (pays quarterly)	9/17/30	(93,179)	—	(93,179)
THB	118,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.26% (pays quarterly)	9/17/30	(30,588)	—	(30,588)
THB	161,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.30% (pays quarterly)	9/17/30	(32,564)	—	(32,564)
THB	106,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.31% (pays quarterly)	9/17/30	(19,931)	—	(19,931)
THB	88,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.35% (pays quarterly)	9/17/30	(11,099)	—	(11,099)
THB	174,270	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.15% (pays quarterly)	12/17/30	(86,584)	—	(86,584)
THB	115,670	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.24% (pays quarterly)	12/17/30	(39,617)	—	(39,617)

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	260,100	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.27% (pays quarterly)	12/17/30	$ (78,790)	$ —	$ (78,790)
THB	280,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.30% (pays quarterly)	3/18/31	(88,588)	—	(88,588)
THB	131,110	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.38% (pays quarterly)	3/18/31	(23,544)	—	(23,544)
THB	229,780	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	3/18/31	33,493	—	33,493
THB	112,375	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	3/18/31	15,775	—	15,775
THB	127,045	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	3/18/31	17,054	—	17,054
THB	128,120	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.47% (pays quarterly)	3/18/31	(7,057)	—	(7,057)
THB	200,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	57,863	—	57,863
THB	187,500	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.48% (pays semi-annually)	6/19/34	346,424	—	346,424
ZAR	167,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.47% (pays quarterly)	9/17/35	877,213	—	877,213
Total						$4,290,578	$30,702	$4,321,280
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	112,767	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	$219,527
Bank of America, N.A.	MYR	138,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	9/18/29	330,779
Bank of America, N.A.	MYR	4,200	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	828
BNP Paribas	MYR	3,430	Pays	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	6/18/30	770
BNP Paribas	MYR	3,580	Pays	3-month MYR KLIBOR (pays quarterly)	3.50% (pays quarterly)	6/18/30	1,587
BNP Paribas SA	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(20,217)
Citibank, N.A.	MYR	113,116	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	221,676

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	77,049	Pays	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	6/18/30	$ 21,512
JPMorgan Chase Bank, N.A.	MYR	19,340	Pays	3-month MYR KLIBOR (pays quarterly)	3.30% (pays quarterly)	6/18/30	(35,832)
Standard Chartered Bank	MYR	34,430	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	12/18/29	6,258
Standard Chartered Bank	MYR	16,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.58% (pays quarterly)	12/18/29	23,543
Standard Chartered Bank	MYR	33,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	6/18/30	(1,634)
Standard Chartered Bank	MYR	79,041	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	13,426
Total							$782,223
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD	4,326	Total Return on EGP 218,750,000 Egypt Treasury Bills, 0.00%, 3/24/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/24/26	$ 159,163
Goldman Sachs International	USD	4,766	Total Return on EGP 241,375,000 Egypt Treasury Bills, 0.00%, 3/3/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/3/26	240,172
Goldman Sachs International	USD	5,015	Total Return on EGP 268,625,000 Egypt Treasury Bills, 0.00%, 6/23/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/18/26	183,476
Goldman Sachs International	USD	9,621	Total Return on EGP 486,598,475 Egypt Treasury Bills, 0.00%, 3/10/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/10/26	479,119
Goldman Sachs International	USD	1,308	Total Return on EGP 66,075,000 Egypt Treasury Bills, 0.00%, 3/17/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/17/26	51,776
ICBC Standard Bank plc	USD	405	Total Return on UZS 4,679,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	(22,469)
ICBC Standard Bank plc	USD	562	Total Return on UZS 6,442,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	(34,828)

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Standard Chartered Bank	USD	134	Total Return on EGP 6,750,000 Egypt Treasury Bills, 0.00%, 3/17/26 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	3/17/26	$ 5,283
Standard Chartered Bank	USD	16,715	Total Return on EGP 887,550,000 Egypt Treasury Bills, 0.00%, 7/14/26 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	4/13/26	277,289
						$1,338,981
[1]	The Portfolio enters into fully funded total return swap agreements. Under these arrangements, the Portfolio does not make periodic payments to the counterparty.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 57,353,966 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount(2)	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount(2)	6/5/26/ 6/5/29	$225,263
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.62% on PLN 109,473,675 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount(2)	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount(2)	5/31/26/ 5/31/29	103,212
				$328,475
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
(2)	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
WIBOR	– Warsaw Interbank Offered Rate

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GHS	– Ghanaian Cedi
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Schilling
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At January 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At January 31, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $263,110,541, which represents 14.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$83,602,121	$288,153,678	$(108,645,258)	$ —	$ —	$263,110,541	$1,286,973	263,110,541
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Credit Linked Notes	$ —	$ 45,764,471	$ —	$ 45,764,471
Foreign Corporate Bonds	—	77,536,273	—	77,536,273
Loan Participation Notes	—	—	6,898,914	6,898,914
Sovereign Government Bonds	—	1,033,007,235	—	1,033,007,235
Short-Term Investments:
Affiliated Fund	263,110,541	—	—	263,110,541
Sovereign Government Securities	—	145,842,022	—	145,842,022
U.S. Treasury Obligations	—	151,044,795	—	151,044,795
Purchased Currency Options	—	1,167,899	—	1,167,899
Total Investments	$263,110,541	$1,454,362,695	$6,898,914	$1,724,372,150
Forward Foreign Currency Exchange Contracts	$ —	$ 46,936,744	$ —	$ 46,936,744
Non-Deliverable Bond Forward Contracts	—	182,118	—	182,118
Futures Contracts	558,480	—	—	558,480
Swap Contracts	—	18,349,497	—	18,349,497
Total	$263,669,021	$1,519,831,054	$6,898,914	$1,790,398,989
Liability Description
Written Currency Options	$ —	$ (971,435)	$ —	$ (971,435)
Forward Foreign Currency Exchange Contracts	—	(30,885,463)	—	(30,885,463)
Non-Deliverable Bond Forward Contracts	—	(205,037)	—	(205,037)
Futures Contracts	(723)	—	—	(723)
Swap Contracts	—	(11,609,240)	—	(11,609,240)
Total	$ (723)	$ (43,671,175)	$ —	$ (43,671,898)
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2026 is not presented.
Investment Valuation - Derivatives. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract and, in the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate.
Total Return Swaps - In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. Certain total return swap agreements are structured as fully funded swaps. Under these arrangements, the Portfolio makes an upfront payment at inception and does not make or receive periodic payments during the term of the swap. For fully funded total return swaps, realized gains or losses are recognized upon termination or settlement of the agreement. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Emerging Markets Local Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

For additional information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.